SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and social contributions	₽ 48,865	₽ 50,451	₽ 44,312
Advertising and marketing expenses	10,652	10,930	9,286
General and administrative expenses	7,526	7,653	7,670
Universal service fund	3,670	3,587	3,535
Cash collection commission	3,645	3,504	3,660
Consulting expenses	3,418	2,626	1,961
Dealers commission	3,385	3,081	2,760
Utilities and maintenance	2,255	2,809	2,821
Taxes other than income tax	1,845	2,486	3,606
Other personnel expenses	1,546	1,664	1,613
Other	1,176	1,142	1,258
Total	₽ 87,983	₽ 89,933	₽ 82,482